SUMMARY OF DECONSOLIDATION OF A SUBSIDIARY (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 06, 2020	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 14
Working capital (excluding cash and cash equivalents), net (deficit)	(217)
Long term assets	156
Long term liabilities	(5)
Total value of a subsidiary	(52)
Proceeds from Divestiture of Businesses
Gain from deconsolidation of a subsidiary	$ 52		$ 52